GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.